Loss Per Share - Disclosure of Detailed Information about Anti Dilutive Securities Excluded from Computation of Diluted Loss Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Series A1 Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount		132,057,583	132,057,583
Series A2 Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount		73,371,157	73,371,157
Series B Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount		297,352,949	297,352,949
Series C Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount		256,449,944	256,449,944
Exchange Ratio of 0.071679 [Member] | Series A1 Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount		9,465,754	9,465,754
Exchange Ratio of 0.071679 [Member] | Series A2 Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount		5,259,170	5,259,170
Exchange Ratio of 0.071679 [Member] | Series B Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount		21,313,959	21,313,959
Exchange Ratio of 0.071679 [Member] | Series C Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount		18,382,073	18,382,073
Unvested Restricted Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount		6,930,235	8,094,901
Unvested Restricted Shares [Member] | Exchange Ratio of 0.071679 [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount		496,752	580,234
Share Options [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	12,132,460	135,979,705	155,059,183
Share Options [Member] | Exchange Ratio of 0.071679 [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	12,132,460	9,746,889	11,114,487
Apollomics Private Warrants [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	619,400
Apollomics Private Warrants [Member] | Exchange Ratio of 0.071679 [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	619,400
Apollomics Public Warrants [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	10,350,000
Apollomics Public Warrants [Member] | Exchange Ratio of 0.071679 [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	10,350,000
Penny Warrants [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	57,500